Redeemable Convertible Preferred Stock - Additional Information (Detail)			12 Months Ended
	Dec. 31, 2020 USD ($) Directors $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2018 shares
Temporary Equity [Line Items]
Class of Warrant or Right, Outstanding | shares	135,000,000.0		135,000,000.0
Common stock, Voting rights			one vote
Number of Board Members Entitled to elect By Common Stock Holders | Directors	3
If Series C Holders Right to Elect Two Directors [Member]
Temporary Equity [Line Items]
Number of Board Members Entitled to elect By Common Stock Holders | Directors	2
Warrants To Purchase Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class of Warrant or Right, Outstanding | shares	1,100,000		1,100,000
Class of warrant or right, Exercise price of warrants or rights	$ 0.01		$ 0.01
Warrants and Rights Outstanding, Maturity Date	Dec. 25, 2025		Dec. 25, 2025
Warrants To Purchase Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class of Warrant or Right, Outstanding | shares	200,000		200,000
Class of warrant or right, Exercise price of warrants or rights	$ 4.79		$ 4.79
Warrants and Rights Outstanding, Maturity Date	Aug. 09, 2022		Aug. 09, 2022
Warrants To Purchase Series C Redeemable Convertible Preferred Stock [Member] | Two Thousand And Eighteen Omnibus Agreement [Member]
Temporary Equity [Line Items]
Class of warrant or right, Warrants subject for conversion | shares	8.3		8.3
Warrants To Purchase Class A Common Stock [Member]
Temporary Equity [Line Items]
Class of warrant or right, Exercise price of warrants or rights	$ 0.01		$ 0.01
Warrant and right outstanding, term	10 years		10 years
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized | shares	8,652,000	8,652,000	8,652,000	8,652,000
Temporary Equity, Shares Issued | shares	8,652,000	8,652,000	8,652,000	8,652,000
Temporary Equity Shares Outstanding | shares	8,652,000	8,652,000	8,652,000	8,652,000	8,652,000
Temporary Equity, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Number of Board Members Entitled to elect By Each Class of Temporary Stock | Directors	1
Temporary Equity, Liquidation Preference Per Share	$ 0.86686		0.86686
Temporary Stock Dividend Rate Per Dollar Amount	0.06935
Series A Redeemable Convertible Preferred Stock [Member] | Conversion of Temporary Equity To Permanent Equity [Member]
Temporary Equity [Line Items]
Conversion of Stock Conversion Price Per Share	$ 0.092		$ 0.092
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized | shares	20,042,000	20,042,000	20,042,000	20,042,000
Temporary Equity, Shares Issued | shares	18,987,000	18,987,000	18,987,000	18,987,000
Temporary Equity Shares Outstanding | shares	18,987,000	18,987,000	18,987,000	18,987,000	18,987,000
Temporary Equity, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Number of Board Members Entitled to elect By Each Class of Temporary Stock | Directors	2
Temporary Equity, Liquidation Preference Per Share	$ 1.10602		1.10602
Temporary Stock Dividend Rate Per Dollar Amount	0.08848
Series B Redeemable Convertible Preferred Stock [Member] | Conversion of Temporary Equity To Permanent Equity [Member]
Temporary Equity [Line Items]
Conversion of Stock Conversion Price Per Share	$ 0.096		$ 0.096
Series B Redeemable Convertible Preferred Stock [Member] | If Series C Holders Holds Right to Elect Director [Member]
Temporary Equity [Line Items]
Number of Board Members Entitled to elect By Common Stock Holders | Directors	1
Series B Redeemable Convertible Preferred Stock [Member] | Series C Holders Voting Right Condition One [Member]
Temporary Equity [Line Items]
Minimum Threshold Temporary Class of Stock Shares Holding For Voting Rights | shares	2,900,000		2,900,000
Series B One Redeemable Convertible Preferred stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized | shares	9,508,000	9,508,000	9,508,000	9,508,000
Temporary Equity, Shares Issued | shares	9,508,000	9,508,000	9,508,000	9,508,000
Temporary Equity Shares Outstanding | shares	9,508,000	9,508,000	9,508,000	9,508,000	9,508,000
Temporary Equity, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Number of Board Members Entitled to elect By Common Stock Holders | Directors	1
Temporary Equity, Liquidation Preference Per Share	$ 2.62931		2.62931
Temporary Stock Dividend Rate Per Dollar Amount	0.21034
Series B One Redeemable Convertible Preferred stock [Member] | Conversion of Temporary Equity To Permanent Equity [Member]
Temporary Equity [Line Items]
Conversion of Stock Conversion Price Per Share	$ 0.229		$ 0.229
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized | shares	48,364,000	48,364,000	48,364,000	48,364,000
Temporary Equity, Shares Issued | shares	41,908,000	41,908,000	41,908,000	41,908,000
Temporary Equity Shares Outstanding | shares	41,908,000	39,824,000	41,908,000	41,908,000	17,855,000
Temporary Equity, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Percentage of Distribution of Original Issue Price Per share in Case of Windup or Dissolution	100.00%		100.00%
Temporary Equity, Liquidation Preference Per Share	$ 4.7974		$ 4.7974
Temporary Stock Dividend Rate Per Dollar Amount	0.38379
Series C Redeemable Convertible Preferred Stock [Member] | Conversion of Temporary Equity To Permanent Equity [Member]
Temporary Equity [Line Items]
Conversion of Stock Conversion Price Per Share	$ 0.417		$ 0.417
Series C Redeemable Convertible Preferred Stock [Member] | Series C Holders Voting Right Condition One [Member]
Temporary Equity [Line Items]
Number of Board Members Entitled to elect By Each Class of Temporary Stock | Directors	1
Series C Redeemable Convertible Preferred Stock [Member] | Series C Holders Voting Right Condition Two [Member]
Temporary Equity [Line Items]
Number of Board Members Entitled to elect By Each Class of Temporary Stock | Directors	2
Minimum Threshold Temporary Class of Stock Shares Holding For Voting Rights | shares	4,700,000		4,700,000
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Percentage of Distribution of Original Issue Price Per share in Case of Windup or Dissolution	100.00%		100.00%
Dividends Temporary Stock | $	$ 0	$ 0
Redeemable Convertible Preferred Stock [Member] | Conversion of Temporary Equity To Permanent Equity [Member]
Temporary Equity [Line Items]
Temporary Equity, Aggregate Amount of Redemption Requirement | $	$ 75,000,000		$ 75,000,000
Common Class B [Member]
Temporary Equity [Line Items]
Common Class of Stock Liquidation Preference Amount Per Share	$ 0.00001		$ 0.00001